Document and Entity Information	Feb. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2025
Entity File Number	0-53967
Entity Registrant Name	GRAHAM ALTERNATIVE INVESTMENT FUND II LLC
Entity Central Index Key	0001461237
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4897149
Entity Address, Address Line One	c/o GRAHAM CAPITAL MANAGEMENT, L.P.
Entity Address, Address Line Two	40 Highland Avenue
Entity Address, City or Town	Rowayton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06853
City Area Code	203
Local Phone Number	899-3400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false